Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from (used in) operating activities
Net loss	$ (667,196)	$ (163,964)
Items not affecting cash and cash equivalents
Share-based acquisition-related compensation	0	2,953
Amortization of intangible assets	88,432	95,048
Depreciation of property and equipment and lease right-of-use assets	12,559	14,580
Deferred income tax expense (recovery)	191	(323)
Share-based compensation expense	55,605	74,913
Unrealized foreign exchange gain	(290)	(116)
Goodwill impairment	556,440	0
(Increase)/decrease in operating assets and increase/(decrease) in operating liabilities
Trade and other receivables	8,913	(7,566)
Merchant cash advances	(31,933)	(44,744)
Inventories	1,880	(3,653)
Other assets	(20,903)	(15,759)
Accounts payable and accrued liabilities	(892)	(194)
Income taxes payable	(169)	(5,210)
Deferred revenue	1,503	(1,133)
Other long-term liabilities	(404)	32
Net interest income	(36,498)	(42,531)
Total operating activities	(32,762)	(97,667)
Cash flows from (used in) investing activities
Additions to property and equipment	(3,781)	(7,506)
Additions to intangible assets	(19,342)	(10,678)
Acquisition of business, net of cash acquired	(7,513)	0
Interest income	38,678	44,134
Total investing activities	8,042	25,950
Cash flows from (used in) financing activities
Proceeds from exercise of stock options, net of tax withholding for net share settlement	2,231	2,144
Share issuance costs	0	(106)
Shares repurchased and cancelled	(132,317)	0
Payment of lease liabilities and movement in restricted lease deposits	(8,410)	(8,227)
Financing costs	(180)	(37)
Total financing activities	(138,676)	(6,226)
Effect of foreign exchange rate changes on cash and cash equivalents	(237)	(109)
Net decrease in cash and cash equivalents during the year	(163,633)	(78,052)
Cash and cash equivalents – Beginning of year	722,102	800,154
Cash and cash equivalents – End of year	558,469	722,102
Income taxes paid	$ 4,654	$ 7,622